Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Stock-based compensation expense
Stock-based compensation expense	$ 241	$ 99	$ 857	$ 228
Mariadb Corporation Ab
Stock-based compensation expense
Stock-based compensation expense					$ 1,870	$ 518
Cost of revenue
Stock-based compensation expense
Stock-based compensation expense	31	4	99	9
Cost of revenue | Mariadb Corporation Ab
Stock-based compensation expense
Stock-based compensation expense					143	13
Research and development expenses
Stock-based compensation expense
Stock-based compensation expense	159	48	379	108
Research and development expenses | Mariadb Corporation Ab
Stock-based compensation expense
Stock-based compensation expense					687	187
Sales and marketing expenses
Stock-based compensation expense
Stock-based compensation expense	38	15	142	35
Sales and marketing expenses | Mariadb Corporation Ab
Stock-based compensation expense
Stock-based compensation expense					383	81
General and administrative expenses
Stock-based compensation expense
Stock-based compensation expense	$ 13	$ 32	$ 237	$ 76
General and administrative expenses | Mariadb Corporation Ab
Stock-based compensation expense
Stock-based compensation expense					$ 657	$ 237